STATEMENTS OF VALUE ADDED	12 Months Ended
Dec. 31, 2022
Statements Of Value Added
STATEMENTS OF VALUE ADDED

APPENDIX II – STATEMENTS OF VALUE ADDED

The following Statements of value added is not required under IFRS but being presented as supplementary information as required by Brazilian Corporate Law for publicly-held companies, and has been derived from the Bank´s consolidated financial statements prepared in accordance with IFRS.

	2022		2021		2020
Thousand of Reais
Interest and similar income	115,225,118		77,987,308		62,774,940
Net fee and commission income	14,875,880		15,273,301		16,228,214
Impairment losses on financial assets (net)	(24,828,749)		(17,112,734)		(17,450,188)
Other income and expense	2,174,855		(3,843,999)		(5,012,403)
Interest expense and similar charges	(67,721,941)		(28,885,478)		(18,332,228)
Third-party input	(8,207,227)		(8,078,399)		(7,946,539)
Materials, energy and others	(895,734)		(713,400)		(641,831)
Third-party services	(6,317,067)		(6,231,129)		(6,424,755)
Impairment of assets	(161,434)		(165,799)		(84,908)
Other	(832,992)		(968,071)		(795,045)
Gross added value	31,517,936		35,339,999		30,261,796
Retention
Depreciation and amortization	(2,585,502)		(2,433,921)		(2,579,127)
Added value produced	28,932,434		32,906,078		27,682,669
Investments in affiliates and subsidiaries	199,179		144,184		112,261
Added value to distribute	29,131,613		33,050,262		27,794,930
Added value distribution
Employee	9,894,413	34.0%	8,045,893	24.3%	7,943,711	28.6%
Compensation	6,351,116		5,929,439		5,749,669
Benefits	1,737,282		1,593,386		1,514,611
Government severance indemnity funds for employees - FGTS	2,221		431,249		448,457
Other	1,803,794		91,819		230,974
Taxes	4,749,350	16.3%	9,269,368	28.0%	6,298,717	22.7%
Federal	4,625,498		8,332,994		10,088,318
State	123,852		813		(830,771)
Municipal	-		935,561		(2,958,830)
Compensation of third-party capital - rental	148,375	0.5%	175,677	0.5%	101,749	0.4%
Remuneration of interest on capital	14,339,475	49.2%	15,559,324	47.2%	13,450,753	48.4%
Dividends and interest on capital	8,100,000		9,649,000		3,837,085
Profit Reinvestment	6,187,093		5,879,052		9,581,444
Profit (loss) attributable to non-controlling interests	52,382		31,272		32,224
Total	29,131,613	100.0%	33,050,262	100.0%	27,794,930	100.0%